New standards, amendments and interpretations adopted by the Group	12 Months Ended
Dec. 31, 2022
New standards, amendments and interpretations adopted by the Group [Abstract]
New standards, amendments and interpretations adopted by the Group

4. New standards, amendments and interpretations adopted by the Group

In 2022, the following revised standards have been adopted:

IAS 16	Amendments to IAS 16, Proceeds before Intended Use

IAS 37	Amendments to IAS 37, Onerous contracts – Costs of Fulfilling a Contract

IFRS 3	Amendments to IFRS 3, References to the Conceptual Framework

IFRS 1, IFRS 9, IFRS	Annual improvements to IFRS Standards 2018-2020 Cycle
16, IAS 41

Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2023, and have not been applied in preparing these consolidated financial statements.

				Planned
				application
			Effective	by the
Standard/Interpretation		Impact	date	Group
New standards, interpretations or amendments
IFRS 17	Insurance contracts	1)	January 1, 2023	FY 2023

IAS 1	Amendments to IAS 1, Classification of Liabilities as Current or Non-current	1)	January 1, 2023	FY 2023

IAS 1	Amendments to IAS 1 and IFRS practice Statement 2, Disclosure of Accounting Policies	1)	January 1, 2023	FY 2023

IAS 8	Amendments to IAS 8, Definition of Accounting Estimates	1)	January 1, 2023	FY 2023

IAS 12	Amendments to IAS 12, Deferred tax related to Assets and Liabilities arising from a Single Transaction	1)	January 1, 2023	FY 2023

IFRS 10, IAS 28	Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	1)	To be set	To be set

1)	No material impact on the Group is expected from these standards and amendments issued but not effective.